Business Combination (Details)				12 Months Ended
	Aug. 05, 2022 shares	Jun. 06, 2022	Sep. 01, 2021 CNY (¥) shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 01, 2021 $ / shares
Business Combination
Issuance of ordinary shares as part of the acquisition (in shares) | shares	791,667
Net revenue				$ 11,323,744	$ 23,050,619	$ 29,168,546
Net income (loss)				(20,906,985)	(1,400,292)	$ 3,498,005
Wuxi Kingway Cloud Technology Co., Ltd [Member] | Shenzhen Jisen Information Tech Limited
Business Combination
Ownership interest transferred (in percent)		100.00%
Shenzhen Jisen Information Tech Limited
Business Combination
Percentage of ownership acquired							100.00%
Amount of business consideration | ¥			¥ 4,589,573
Issuance of ordinary shares as part of the acquisition (in shares) | shares			2,900,000
Share price of ordinary shares issued for business combination | $ / shares							$ 1.60
Net revenue				1,052,484	645,666
Net income (loss)				$ 450,145	$ 316,155
Shenzhen Jisen Information Tech Limited | Computer software copyrights
Business Combination
Estimated useful life of identifiable intangible assets acquired				5 years